SUBSEQUENT EVENTS (Details Narrative)			6 Months Ended
	Aug. 01, 2025 USD ($) shares	Jul. 29, 2025 USD ($) $ / shares shares	Jun. 30, 2025 $ / shares shares	Jul. 29, 2025 ₪ / shares shares	Dec. 31, 2024 shares
Subsequent Event [Line Items]
Exercise price | $ / shares			$ 11.5
Common stock shares issued			12,145,004		12,105,496
Keyarch Global Sponsor Limited [Member]
Subsequent Event [Line Items]
Common stock shares issued			2,219,550
Mr. Fang Zheng [Member]
Subsequent Event [Line Items]
Common stock shares issued			150,000
Director [Member]
Subsequent Event [Line Items]
Common stock shares issued			2,369,550
Common stock percentage			19.50%
Business Combination Agreement [Member]
Subsequent Event [Line Items]
Number of escrow shares			1,120,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate of sales amount | $	$ 228,629
Sold of ordinary shares	106,200
Transaction cost | $	$ 7,081
Proceeds from issuance of private placement | $		$ 5,000,000.0
Exercise price | $ / shares		$ 3.06
Warrant exercise description		A holder may not exercise any portion of such holder’s Ordinary Warrants to the extent that the holder would own more than 4.99% or 9.99% of the Company’s outstanding Ordinary Shares immediately after exercise, as applicable, which percentage may be increased by the holder up to the Ownership Cap
Basis points description		basis points (0.125%)
Number of ordinary shares outstanding percentage | $ / shares		$ 0.050
Share price | $ / shares		$ 0.01
Warrants description		Each “Unit” will consist of one (1) Ordinary Share and (y) three (3) warrants, each to purchase one (1) Ordinary Share. The Sponsor Warrants, issued in three tranches, will be exercisable commencing on the Initial Exercise Date and may be exercised for five years from the initial exercise date at an exercise price of $1.50, $2.00 and $3.00, respectively, per underlying Ordinary Share.
Number of shares issued		837,963
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number of ordinary shares outstanding percentage | $ / shares		$ 0.05
Subsequent Event [Member] | Performance Based Restricted Stock Units [Member]
Subsequent Event [Line Items]
Number of ordinary shares outstanding percentage | $ / shares		$ 0.025
Subsequent Event [Member] | Chairman of Restricted Stock Units [Member]
Subsequent Event [Line Items]
Number of shares issued		837,963
Subsequent Event [Member] | Jordan Fried [Member]
Subsequent Event [Line Items]
Share price | $ / shares		$ 1.00
Vested, description		The CEO RSUs shall vest ratably over a 4 year period commencing on the date of grant, subject to Mr. Fried remaining in service as of each applicable vesting date: 25% upon the 12 month anniversary of the date of grant, and at a rate of 1/48 of the number of CEO RSUs for each full calendar month thereafter (such that 100% of the CEO RSUs shall be vested as of the fourth anniversary of the date of grant). Notwithstanding the foregoing, 25% of the then-remaining unvested CEO RSUs next scheduled to vest, to the extent any CEO RSUs remain unvested (or, if less than 25% of the CEO RSUs remain unvested, all of the then-remaining unvested CEO RSUs), shall accelerate and immediately vest upon the attainment of each of the following share price thresholds (“Share Price Thresholds”), subject to Mr. Fried remaining in service as of the date of achievement of the applicable Share Price Threshold: (i) $10.00, (ii) $15.00, (iii) $20.00, and (iv) $25.00.
Subsequent Event [Member] | Mr. Cohen [Member]
Subsequent Event [Line Items]
Vested, description		The Chairman RSUs shall vest ratably over a 4 year period commencing on the date of grant, subject to Mr. Cohen remaining a member of the Board of Directors as of each applicable vesting date: 25% upon the 12 month anniversary of the date of grant, and at a rate of 1/48 of the number of Chairman RSUs for each full calendar month thereafter (such that 100% of the Chairman RSUs shall be vested as of the fourth anniversary of the date of grant).
One-time cash bonus percentage		1.00%
Maximum cap amount | $		$ 2,000,000
Subsequent Event [Member] | Mr. Fang Zheng [Member]
Subsequent Event [Line Items]
Proceeds from issuance of private placement | $		8,000,000
Subsequent Event [Member] | Pre Funded Warrants [Member]
Subsequent Event [Line Items]
Proceeds from issuance of private placement | $		$ 2,000,000
Warrant exercise description		A holder may not exercise any portion of such holder’s Pre-Funded Warrants to the extent that the holder would own more than 4.99% or 9.99% of the Company’s outstanding Ordinary Shares immediately after exercise, as applicable, which percentage may be increased by the holder to a maximum of 19.99% pursuant to the requirements of applicable rules
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Sold of ordinary shares		1,000,000
Sold of ordinary shares, par share | (per share)		$ 2.00		₪ 0.00286
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Subsequent Event [Line Items]
Sold of ordinary shares		5,000,000		5,000,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Pre Funded Warrant [Member]
Subsequent Event [Line Items]
Sold of ordinary shares, par share | ₪ / shares				₪ 1.999
Exercise price | $ / shares		$ 0.001
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Pre Funded Warrants [Member]
Subsequent Event [Line Items]
Sold of ordinary shares		1,500,000		1,500,000
Subsequent Event [Member] | Additional Securities Purchase Agreement [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Sold of ordinary shares		170,485,350
Subsequent Event [Member] | Additional Securities Purchase Agreement [Member] | Pre Funded Warrant [Member]
Subsequent Event [Line Items]
Sold of ordinary shares, par share | $ / shares		$ 1.00
Exercise price | $ / shares		$ 0.001
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Aggregate of sales amount | $		$ 10,950,000
Subsequent Event [Member] | Maximum [Member] | Additional Securities Purchase Agreement [Member] | Pre Funded Warrant [Member]
Subsequent Event [Line Items]
Sold of ordinary shares		5,000,000		5,000,000